Warrants (Details Textual) - USD ($)		1 Months Ended
	Nov. 21, 2017	Nov. 21, 2017	Dec. 21, 2012	Dec. 31, 2017
Stock Issued During Period, Shares, New Issues	1,798,635	3,858,125
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.31	$ 1.31
Number of Warrant Issued	359,727
Warrant Term	5 years
Private Placement [Member]
Stock Issued During Period, Shares, New Issues			4,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.75
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants			$ 3,375,000
Warrant [Member]
Stock Issued During Period, Shares, New Issues			4,000,000
Investment Warrant Exercise Price			$ 10.00
Reedemable Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.01
Warrant Expiration Period			30 days
Share Price			$ 15.00
Public Warrant [Member]
Class of Warrant or Right, Outstanding				359,727
Derivative Liability, Fair Value, Gross Liability				$ 330,949